FINANCIAL INSTRUMENTS HELD, AT FAIR VALUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FINANCIAL INSTRUMENTS HELD AT FAIR VALUE
	As of December 31,
	2023	2024
	HK$	HK$

Financial instruments held, at fair value:
Equity securities listed in Hong Kong	1,471	1,254

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FINANCIAL INSTRUMENTS HELD AT FAIR VALUE
	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Financial instruments held, at fair value:
Equity securities listed in Hong Kong	1,254	1,312